Prepayments and other assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayment and other assets
Balance at the beginning of the year	¥ 4,997	¥ 4,255	¥ 1,113
Provision for the year	26,697	614	3,142
Collection of previously written-off debtors		128
Balance at the end of the year	¥ 31,694	¥ 4,997	¥ 4,255